SHAREHOLDER LETTER

Dear Shareholder:

This semiannual report of Franklin Templeton Global Trust covers the six months ended April 30, 2000. The Trust consists of Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund.

During the reporting period, many European economies improved, Japan enjoyed better-than-expected economic growth, and the U.S. economy roared ahead at a blistering pace. In this environment, global commodity prices rose, manufacturers' capacity utilization rates increased and unemployment rates fell. Realizing that such strong economic growth could lead to a tighter monetary stance by central banks, many currency investors began to believe that the industrial economies had reached the bottom of their interest-rate cycles, and that rates would soon start ratcheting upward.

In the U.S., the Federal Reserve Board (the Fed), concerned about rising energy prices, a tight labor market and the "wealth effect" of a seemingly out-of-control stock market, attempted to head off possible future inflation by raising the federal funds target rate three different times. Mounting interest-rate differentials between the U.S. and other economies with lower rates favored the U.S. dollar over other major currencies, and it remained the currency of choice for most investors throughout the reporting period.


CONTENTS
Shareholder Letter ...............       1

Fund Reports

Franklin Templeton
Global Currency Fund .............       4

Franklin Templeton
Hard Currency Fund ...............      10

Financial Highlights &
Statement of Investments .........      16

Financial Statements .............      21

Notes to
Financial Statements .............      25

[FUND CATEGORY PYRAMID GRAPHIC]


Although 10-year Treasury note yields rose from 6.02% at the beginning of the period to 6.21% on April 30, 2000, the announcement by the Treasury that it would buy back 30-year Treasury bonds, limited the upward move in Treasury rates. This, combined with a severe March/April correction in U.S. equity markets, added to volatility in the foreign-exchange markets and weakened the dollar slightly toward the end of the period.

Despite these developments, the U.S. dollar strengthened considerably against most major currencies during the period. It rose 6.03% with respect to the British pound, 15.68% compared to the euro, and 3.92% versus the Japanese yen, despite the Bank of Japan's reluctance to ease monetary policy amid expectations of an economic recovery in Japan. Canadian, Australian and New Zealand dollars weakened, 0.62%, 8.62% and 4.60%, respectively, versus the U.S. dollar during the period. Among the major emerging market currencies, the Mexican peso rose only 2.18% while the Brazilian real climbed 7.86%, and the Korean won appreciated 8.09%.

Since the Franklin Templeton Global Trust generally provides strong total returns during periods of U.S. dollar weakness, while giving back some of those gains in periods of dollar strength, its rather weak performance during the reporting period is not surprising. Although no one can predict the future, we believe the Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund still offer investors a solid opportunity to protect against future dollar declines through the diversification afforded by foreign money markets.

We thank you for investing with us and, as always, welcome your comments or questions.

/s/Thomas J. Dickson
   Thomas J. Dickson

/s/Umran Demirors
   Umran Demirors

Portfolio Managers
Franklin Templeton Global Trust


FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Global Currency Fund seeks to maximize the investor's total return through a combination of interest income and changes in the fund's net asset value due to changes in currency exchange rates. The fund seeks to achieve its goal by investing in interest-earning money market instruments denominated in three or more Major Currencies, as defined in the fund's prospectus.
--------------------------------------------------------------------------------

As you may know, most of the total return of Franklin Templeton Global Currency Fund is derived from interest paid by portfolio securities, and from changes in the U.S. dollar's value relative to the currencies of countries where the fund invests. Because a majority of the fund is invested in foreign currencies, it tends to perform better during periods of U.S. dollar weakness.


All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), which is a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 17.

During the six months under review, the U.S. dollar strengthened against the euro and British pound, while falling in value versus the yen as well as the Canadian dollar. Within this environment, Franklin Templeton Global Currency Fund - Class A posted a -6.28% six-month cumulative total return, as shown in the Performance Summary on page 8. The fund's benchmark, the J.P. Morgan 3 Month Global Cash Index, returned -7.54% during the same period.(1)

At the beginning of the period, the fund's exposure to Europe stood at 50.5% of total net assets, and to Japan, 10.1%. Our U.S. exposure was 23.1%, and our allocations to Australia, New Zealand and Canada were 8.0%, 8.3% and 0.0%, respectively. During the six months under review, we slightly decreased our exposure to the U.S. dollar and substantially lowered our allocation to the euro. We reinvested the proceeds in dollar-bloc countries such as Australia and New Zealand. At the period's end, our U.S. exposure was 10.8%, and our allocations to Australia, New Zealand and Canada were 10.1%, 12.5% and 6.9%, respectively.

Looking forward, we are optimistic about the long-term prospects for Franklin Templeton Global Currency Fund. Because the U.S. economy is stronger than most foreign economies, we expect the U.S. dollar to remain strong in the short term. However, we believe that factors that have caused the dollar to weaken in the past will re-emerge at some point in the economic cycle. We will continue to monitor economic conditions and look for opportunities to add currencies that offer our shareholders long-term value.

1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


ASSET ALLOCATION BY CURRENCY
Franklin Templeton Global Currency Fund
Based on Total Net Assets
4/30/00
[PIE CHART GRAPHIC]

European Monetary
Unit (Euro) ......       39.7%
New Zealand
Dollar ...........       12.5%
U.S. Dollar ......       10.8%
Australian
 Dollar...........       10.1%
British Pound ....        7.9%
Swedish Krona ....        7.0%
Canadian Dollar ..        6.9%
Japanese Yen .....        5.1%

Of course, there are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the fund's prospectus. Because a significant amount of the fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign fund may not be appropriate for all investors and should not be considered a complete investment program.

Please note that although the fund's Statement of Investments on page 17 of this report indicates the fund held 59.6% of its portfolio investments in U.S. dollar-denominated assets as of April 30, 2000, its net exposure to the U.S. dollar as of that date was only 10.8%. The difference is explained by the fund's holdings of forward currency exchange contracts (please see Note 2 in the Notes to Financial Statements on page 26 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market in a particular foreign currency is small or relatively illiquid.

FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND

CLASS A:Subject to the current, maximum 2.25% initial sales charge. Prior to August 3, 1998, fund shares were offered at a higher initial sales charge;thus actual total returns would have been lower. Past expense waivers by the fund's Investment Manager increased the fund's total return. If the fund's Manager had not taken this action, total return would have been lower.

During the six months ended April 30, 2000, the fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency-denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the fund's investment income available for distribution to shareholders, which may cause all or a portion of the total distributions to be characterized as a return of capital at the fund's year-end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your fund shares, and affect the computation of a gain or loss when you sell your shares.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 4/30/00

Six-month total return does not include the sales charge. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A

Six-Month Total Return                  -6.28%
Net Asset Value (NAV)                   $10.80 (4/30/00)           $11.72 (10/31/99)
Change in NAV                           -$0.92
Distributions (11/1/99-4/30/00)         Dividend Income            $0.19

               Past performance does not guarantee future results

ADDITIONAL PERFORMANCE
AS OF 3/31/00

                                                                       Inception
CLASS A                                1-YEAR      5-YEAR   10-YEAR    (6/27/86)
--------------------------------------------------------------------------------

Cumulative Total Return(1)             -2.08%      -0.67%   +53.63%    +114.36%
Average Annual Total Return(2)         -4.27%      -0.59%    +4.15%      +5.52%
Value of $10,000 Investment(3)       $ 9,573       $9,708   $15,020    $20,950


AS OF 4/30/00
Share Class                           A
--------------------------------------------------------------------------------

Distribution Rate(4)                 3.44%
30-Day Standardized Yield(5)         4.78%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge.
3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge.
4. Distribution rate is based on an annualization of April's dividend and the maximum offering price per share on April 30, 2000.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended April 30, 2000.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.



Past performance does not guarantee future results.

FRANKLIN TEMPLETON
HARD CURRENCY FUND

--------------------------------------------------------------------------------
Your Fund's Goal:Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The fund seeks to achieve its goal by investing in high-quality money market instruments (and forward contracts) denominated in foreign Major Currencies (as defined in the fund's prospectus) which historically have experienced low rates of inflation and which, in the view of the Investment Manager, follow economic policies conducive to continual low rates of inflation and currency appreciation versus the U.S. dollar over the long term.
--------------------------------------------------------------------------------

As you may know, most of the total return of Franklin Templeton Hard Currency Fund is derived from interest paid by portfolio securities, and from changes in the U.S. dollar's value relative to the currencies of countries where the fund invests. Because the fund attempts to maintain almost 100% foreign currency exposure, it tends to perform better during periods of U.S. dollar weakness.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), which is a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 20.


During the six months under review, the U.S. dollar strengthened against the euro and British pound, while falling in value versus the yen as well as the Canadian dollar. Within this environment, Franklin Templeton Hard Currency Fund
- Class A posted a -8.67% six-month cumulative total return, as shown in the Performance Summary on page 14. The fund's benchmark, the J.P. Morgan 3 Month Global Cash Index, returned -7.54% during the same period.(1)

At the beginning of the period, the fund had 35.1% of total net assets allocated to the euro, 29.5% in the Swiss franc, 29.2% to the Japanese yen, 12.4% to the New Zealand dollar and -6.2% in U.S. dollars (due to timing of cash in and out of the fund). During the course of the six months, we changed the composition of the portfolio slightly, adding a bit to our Swiss franc holdings as that currency performed slightly better than the euro versus the dollar for the period. By the end of year, the portfolio had 34.3% of total net assets in the euro, 31.4% in the Swiss franc, 26.9% in the yen, 7.0% in the New Zealand dollar and 0.4% in U.S. dollars.

Looking forward, we are optimistic about long-term prospects for Franklin Templeton Hard Currency Fund. Because the U.S. economy is stronger than most foreign economies, we expect the U.S. dollar to remain strong in the short term. However, we believe that factors that have caused the dollar to weaken in the past will re-emerge at some point in the economic cycle, and we will continue to monitor economic conditions and look for opportunities to add currencies that offer our shareholders long-term value.

1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

ASSET ALLOCATION BY CURRENCY
Franklin Templeton Hard Currency Fund
Based on Total Net Assets
4/30/00

[PIE CHART]
European Monetary
Unit (Euro)              34.3%
Swiss Franc              31.4%
Japanese Yen             26.9%
New Zealand
Dollar                    7.0%
U.S. Dollar               0.4%

Of course, there are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the fund's prospectus. Because a significant amount of the fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign fund may not be appropriate for all investors and should not be considered a complete investment program.

Please note that although the fund's Statement of Investments on page 20 of this report indicates the fund held 76.1% of its portfolio investments in U.S. dollar-denominated assets as of April 30, 2000, its NET EXPOSURE to the U.S. dollar on that date was only 0.4%. The difference is explained by the fund's holdings of forward currency exchange contracts (please see Note 2 in the Notes to Financial Statements on page 26 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.

FRANKLIN TEMPLETON
HARD CURRENCY FUND

CLASS A: Subject to the current, maximum 2.25% initial sales charge. Prior to August 3, 1998, fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*Past expense reductions by the fund's Investment Manager increased the fund's total return. If the fund's Manager had not taken this action, total return would have been lower.

During the six months ended April 30, 2000, the fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency-denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the fund's investment income available for distribution to shareholders, which may cause all or a portion of the total distributions to be characterized as a return of capital at the fund's year-end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your fund shares, and affect the computation of a gain or loss when you sell your shares.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 4/30/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A

Six-Month Total Return               -8.67%
Net Asset Value (NAV)                $8.58 (4/30/00)            $9.52 (10/31/99)
Change in NAV                        -$0.94
Distributions (11/1/99-4/30/00)      Dividend Income            $0.12


ADVISOR CLASS
Six-Month Total Return           -8.58%
Net Asset Value (NAV)            $8.59 (4/30/00)           $9.53 (10/31/99)
Change in NAV                    -$0.94
Distributions (11/1/99-4/30/00)  Dividend Income           $0.1283


               Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 3/31/00

                                                                      INCEPTION
CLASS A                             1-YEAR      5-YEAR     10-YEAR    (11/17/89)
-------                             ------      ------     -------    ----------

Cumulative Total Return(1)          -4.80%      -22.13%    +39.66%      +49.96%
Average Annual Total Return(2)      -6.92%       -5.31%     +3.16%       +3.76%
Value of $10,000 Investment(3)     $9,308       $7,612    $13,652      $14,656

                                                                      INCEPTION
ADVISOR CLASS(4)                    1-YEAR      5-YEAR     10-YEAR    (11/17/89)
--------------                      ------      ------     -------    ----------
Cumulative Total Return(1)          -4.63%      -21.38%    +41.00%      +51.40%
Average Annual Total Return(2)      -4.63%       -4.70%     +3.50%       +4.08%
Value of $10,000 Investment(3)     $9,537       $7,862    $14,100      $15,140


AS OF 4/30/00

SHARE CLASS                                       A     ADVISOR
-----------                                       -     -------
Distribution Rate(5)                            2.73%    3.03%
30-Day Standardized Yield(6)                    5.19%    5.59%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective January 1, 1997, the fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect a "blended" figure combining the following methods of calculation: (a) For periods prior to January 1, 1997, a restated figure is used based upon the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. This blended figure assumes reinvestment of dividends and capital gains at net asset value. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -11.43% and -3.67%, respectively.

5. Distribution rate is based on an annualization of the respective class's April dividend and the maximum offering price (net asset value price for Advisor Class) per share on April 30, 2000.

6. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended April 30, 2000.


Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights


FRANKLIN TEMPLETON GLOBAL CURRENCY FUND

                                                       SIX MONTHS
                                                         ENDED                           YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2000(a)  ----------------------------------------------------------
                                                      (UNAUDITED)      1999(a)       1998         1997         1996         1995
                                                      -----------      ------        ----         ----         ----         ----
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of period                   $  11.72       $  12.06     $  12.10    $  12.80     $  13.67     $  14.14
                                                       --------       --------     --------    --------     --------     --------
Income from investment operations:
 Net investment income                                      .24            .41          .50         .49          .69         1.29
 Net realized and unrealized losses                        (.97)          (.39)        (.07)       (.68)        (.54)        (.49)
                                                       --------       --------     --------    --------     --------     --------
Total from investment operations                           (.73)           .02          .43        (.19)         .15          .80
                                                       --------       --------     --------    --------     --------     --------
Less distributions from:
 Net investment income                                     (.19)          (.16)        (.28)         --         (.71)       (1.27)
 Tax return of capital                                       --           (.20)        (.19)       (.51)        (.31)          --
                                                       --------       --------     --------    --------     --------     --------
Total distributions                                        (.19)          (.36)        (.47)       (.51)       (1.02)       (1.27)
                                                       --------       --------     --------    --------     --------     --------
Net asset value, end of period                         $  10.80       $  11.72     $  12.06    $  12.10     $  12.80     $  13.67
                                                       ========       ========     ========    ========     ========     ========
Total Return*                                             (6.28)%          .18%        3.71%      (1.46)%       1.27%        6.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $ 19,564       $ 27,173     $ 33,703    $ 41,795     $ 50,773     $ 59,942
Ratios to average net assets:
 Expenses                                                  1.19%**        1.13%        1.19%       1.10%         .99%         .99%
 Net investment income                                     4.17%**        3.44%        4.08%       4.01%        4.30%        5.29%
Portfolio turnover rate                                   35.89%           .00%         .00%        .00%         .00%       46.05%


*Total return does not reflect sales commissions and is not annualized.

**Annualized.

(a) Based on average weighted shares outstanding.


                     See notes to financial statements.


FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2000 (UNAUDITED)


                                                                                        PRINCIPAL
 FRANKLIN TEMPLETON GLOBAL CURRENCY FUND                                                 AMOUNT*               VALUE
 ---------------------------------------                                                 -------               -----
 FOREIGN GOVERNMENT SECURITIES - FLOATING RATE TRUST (COST $2,728,124) 9.9%
 Government of Spain, FRN, 3.4875%, 6/29/02                                            2,121,861 EUR       $1,934,036
                                                                                                          -----------
 SHORT TERM INVESTMENTS 85.9%
 CORPORATE BONDS 31.8%
 Abbey National Treasury Services PLC:
  FRN, 6.0288%, 8/03/00                                                                1,000,000              999,797
  FRN, 3.445%, 9/01/00                                                                   250,000 EUR          227,768
 Associates Corp. of North America, FRN, 6.0603%, 6/29/00                                500,000              500,001
 Bayerische Landesbank Girozen, 6.00%, 10/16/00                                          395,000              393,104
 Deutsche Hypothekenbank Franfurt AG, 2.50%, 5/02/00                                     250,000 EUR          227,769
 Deutsche Telekom International Finance NV, FRN, 3.492%, 11/02/00                      1,000,000 EUR          908,167
 General Electric Capital Corp.:
  3.25%, 8/21/00                                                                         750,000 EUR          684,021
  6.25%, 2/13/01                                                                         238,000              236,310
  6.25%, 3/27/01                                                                         186,000              184,521
 International Bank for Reconstruction & Development, 7.00%, 9/18/00                   1,000,000 NZD          486,540
 Merrill Lynch & Co. Inc., 6.00%, 1/15/01                                                165,000              163,830
 Rabobank Nederland NV, 6.25%, 1/30/01                                                   204,000              202,694
 Transamerica Financial Corp., 6.05%, 11/22/00                                           313,000              311,188
 Westpac Banking Corp., FRN, 6.375%, 7/30/01                                             700,000              699,440
                                                                                                           -----------
 TOTAL CORPORATE BONDS (COST $6,436,066)                                                                    6,225,150
                                                                                                           -----------
 U.S. GOVERNMENT AGENCIES 54.1%
 Fannie Mae, 5.75% to 9.20%, with maturities to 9/26/00                                8,817,000            5,845,712
 Federal Farm Credit Bank, 5.54%, 1/22/01                                                500,000              495,565
 Federal Home Loan Bank, 5.75% to 5.88%, with maturities to 8/09/00                    2,000,000            1,998,948
 Federal Home Loan Mortgage Corp., 5.87%, 5/12/00                                      1,250,000            1,247,146
 Sallie Mae, 5.85%, 5/05/00                                                            1,000,000            1,000,000
                                                                                                           -----------
 TOTAL U.S. GOVERNMENT AGENCIES (COST $10,777,327)                                                         10,587,371
                                                                                                           -----------
 TOTAL SHORT TERM INVESTMENTS (COST $17,213,393)                                                           16,812,521
                                                                                                           -----------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $19,941,517)                                         18,746,557
                                                                                                           -----------
(a)REPURCHASE AGREEMENTS (COST $970,000) 5.0%
 Barclays Bank PLC, 5.71%, 5/01/00 (Maturity Value $970,462)
 Collaterized by U.S. Treasury Notes and Bonds                                           970,000              970,000
                                                                                                           -----------
 TOTAL INVESTMENTS (COST $20,911,517) 100.8%                                                               19,716,557
 NET EQUITY IN FORWARD CONTRACTS (1.2%)                                                                      (236,848)
 OTHER ASSETS, LESS LIABILITIES .4%                                                                            83,793
                                                                                                           -----------
 TOTAL NET ASSETS 100.0%                                                                                  $19,563,502
                                                                                                          ============


CURRENCY ABBREVIATIONS:
EUR - European Unit
NZD - New Zealand Dollar


*Securities denominated in U.S. dollars unless otherwise indicated.

(a) At April 30, 2000, all repurchase agreements held by the fund had been entered into on the last business day of the month.


                       See notes to financial statements.
FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights


FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                                                      CLASS A
                                                 ----------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED                          YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2000(a)    -------------------------------------------------------
                                                    (UNAUDITED)       1999(a)     1998(a)       1997         1996        1995
                                                    -----------       --------    --------      ----         ----        ----
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of period                 $   9.52         $  10.39    $  10.28    $  11.64    $   13.09    $   13.95
                                                     --------         --------    --------    --------    ---------    ---------
Income from investment operations:
 Net investment income                                    .20              .30         .30         .37          .57         1.84
 Net realized and unrealized gains (losses)             (1.02)            (.95)        .12       (1.33)       (1.34)       (1.02)
                                                     --------         --------    --------    --------    ---------    ---------
Total from investment operations                         (.82)            (.65)        .42        (.96)        (.77)         .82
                                                     --------         --------    --------    --------    ---------    ---------
Less distributions from:
 Net investment income                                   (.12)              --        (.25)         --         (.06)       (1.68)
 Tax return of capital                                     --             (.22)       (.06)       (.40)        (.62)          --
                                                     --------         --------    --------    --------    ---------    ---------
Total distributions                                      (.12)            (.22)       (.31)       (.40)        (.68)       (1.68)
                                                     --------         --------    --------    --------    ---------    ---------
Net asset value, end of period                       $   8.58         $   9.52    $  10.39    $  10.28    $   11.64    $   13.09
                                                     ========         ========    ========    ========    =========    =========
Total Return*                                           (8.67)%          (6.23)%      4.33%      (8.28)%      (5.99)%       6.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                    $ 36,447         $ 56,381    $ 68,902    $ 91,976    $ 124,666    $ 132,089
Ratios to average net assets:
 Expenses                                                1.21%**          1.09%       1.35%       1.13%        1.10%        1.15%
 Net investment income                                   4.46%**          3.08%       3.07%       3.53%        4.50%        4.68%
Portfolio turnover rate                                 55.66%             .00%      96.41%       2.68%         .00%       15.72%


*Total return does not reflect sales commissions and is not annualized.

**Annualized.

(a) Based on average weighted shares outstanding.



FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights (continued)


FRANKLIN TEMPLETON HARD CURRENCY FUND (CONT.)

                                                                        ADVISOR CLASS
                                                  ------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2000(a)     --------------------------------
                                                     (UNAUDITED)        1999(a)        1998        1997+
                                                     -----------        --------       ----        -----
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of period                   $  9.53         $   10.41    $   10.28     $ 11.28
                                                       -------         ---------    ---------     -------
Income from investment operations:
 Net investment income                                     .18               .35          .33         .34
 Net realized and unrealized gains (losses)               (.99)             (.99)         .14       (1.00)
                                                       -------         ---------    ---------     -------
Total from investment operations                          (.81)             (.64)         .47        (.66)
                                                       -------         ---------    ---------     -------
Less distributions from:
 Net investment income                                    (.13)               --         (.28)         --
 Tax return of capital                                      --              (.24)        (.06)       (.34)
                                                       -------         ---------    ---------     -------
Total distributions                                       (.13)             (.24)        (.34)       (.34)
                                                       -------         ---------    ---------     -------
Net asset value, end of period                         $  8.59         $    9.53    $   10.41     $ 10.28
                                                       =======         =========    =========     =======
Total Return*                                            (8.58)%           (6.17)%       4.89%      (5.84)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $    32         $   3,827    $   3,343     $   249
Ratios to average net assets:
 Expenses                                                  .98%**            .99%        1.01%        .94%**
 Net investment income                                    4.00%**           3.54%        3.29%       3.67%**
Portfolio turnover rate                                  55.66%              .00%       96.41%       2.68%


*Total return is not annualized.

**Annualized.

+For the period January 2, 1997 (effective date) through October 31, 1997.

(a) Based on average weighted shares outstanding.

                       See notes to financial statements.


FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2000 (UNAUDITED)

                                                                                       PRINCIPAL
  FRANKLIN TEMPLETON HARD CURRENCY FUND                                                 AMOUNT*             VALUE
  -------------------------------------                                                 -------             -----
  SHORT TERM INVESTMENTS 98.0%
  CORPORATE BONDS 44.0%
  Abbey National Treasury Services PLC:
   FRN, 6.0288%, 8/03/00                                                             $  2,000,000        $ 1,999,594
   FRN, 3.445%, 9/01/00                                                                   750,000 EUR        683,303
  Associates Corp. of North America:
   FRN, 6.0603%, 6/29/00                                                                1,000,000          1,000,002
   5.85%, 1/15/01                                                                         300,000            297,240
  Bayerische Landesbank Girozen:
   5.125%, 7/25/00                                                                        479,000            477,204
   6.00%, 10/16/00                                                                      1,000,000            995,200
  Bayerische Vereinsbank AG, 6.25%, 1/29/01                                               211,000            209,512
  Deutsche Hypothekenbank Franfurt AG, 2.50%, 5/02/00                                     750,000 EUR        683,308
  Deutsche Telekom International Finance NV, FRN, 3.492%, 11/02/00                      3,000,000 EUR      2,724,501
  General Electric Capital Corp.:
   3.375%, 6/13/00                                                                      1,022,584 EUR        930,994
   3.25%, 8/21/00                                                                       1,250,000 EUR      1,140,034
   6.25%, 2/13/01                                                                         484,000            480,564
   6.25%, 3/27/01                                                                         379,000            375,987
  General Motors Acceptance Corp., 5.625%, 2/15/01                                        301,000            298,077
  International Bank for Reconstruction & Development, 7.00%, 9/18/00                   2,000,000 NZD        973,079
  International Lease Finance Corp., 6.59%, 12/01/00                                      400,000            399,312
  Siemens Capital Corp., 4.50%, 2/05/01                                                 1,000,000            980,650
  Walt Disney Co., 6.375%, 3/20/01                                                        118,000            117,110
  Westpac Banking Corp., FRN, 6.375%, 7/30/01                                           1,300,000          1,298,960
                                                                                                          ----------
  TOTAL CORPORATE BONDS (COST $16,694,218)                                                                16,064,631
                                                                                                          ----------
  U.S. GOVERNMENT AGENCIES 54.0%
  Fannie Mae, 5.83% to 9.20%, with maturities to 10/16/00                               6,665,000          4,989,945
  Federal Farm Credit Bank, 5.54% to 6.36%, with maturities to 1/22/01                  1,500,000          1,486,694
  Federal Home Loan Bank, 5.75% to 5.93%, with maturities to 8/09/00                    9,633,000          9,611,501
  Federal Home Loan Mortgage Corp., 5.87%, 5/12/00                                      1,800,000          1,795,891
  Sallie Mae, 5.85%, 5/05/00                                                            1,800,000          1,800,000
                                                                                                          ----------
  TOTAL U.S. GOVERNMENT AGENCIES (COST $19,696,699)                                                       19,684,031
                                                                                                          ----------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $36,390,917)                                        35,748,662
                                                                                                          ----------
(a)REPURCHASE AGREEMENT (COST $1,800,000) 4.9%
   Barclays Bank PLC, 5.71%, 5/01/00 (Maturity Value $1,800,857)
   Collaterized by U.S. Treasury Notes and Bonds                                        1,800,000          1,800,000
                                                                                                          ----------
  TOTAL INVESTMENTS (COST $38,190,917) 102.9%                                                             37,548,662
  NET EQUITY IN FORWARD CONTRACTS (3.0%)                                                                  (1,102,340)
  OTHER ASSETS, LESS LIABILITIES .1%                                                                          33,235
                                                                                                          ----------
  TOTAL NET ASSETS 100.0%                                                                                $36,479,557
                                                                                                          ----------


CURRENCY ABBREVIATIONS:
EUR - European Unit
NZD - New Zealand Dollar


*Securities denominated in U.S. dollars unless otherwise indicated.

(a) At April 30, 2000, all repurchase agreements held by the fund had been entered into on the last business day of the month.


                     See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

                                                                         FRANKLIN              FRANKLIN
                                                                     TEMPLETON GLOBAL        TEMPLETON HARD
                                                                       CURRENCY FUND         CURRENCY FUND
                                                                       -------------         -------------
Assets:
 Investments in securities:
  Cost                                                                  $19,941,517           $36,390,917
                                                                        -----------           -----------
  Value                                                                  18,746,557            35,748,662
 Repurchase agreements, at value and cost                                   970,000             1,800,000
 Cash                                                                        75,403                22,615
 Receivables:
  Beneficial shares sold                                                      4,952                81,908
  Interest                                                                  171,106               363,947
 Unrealized gain on forward exchange contracts (Note 6)                      17,608                   --
                                                                        -----------           -----------
      Total assets                                                       19,985,626            38,017,132
                                                                        -----------           -----------
Liabilities:
 Payables:
  Beneficial shares redeemed                                                 48,784               220,071
  To affiliates                                                              27,540                54,604
  To shareholders                                                            70,601               110,262
 Unrealized loss on forward exchange contracts (Note 6)                     254,456             1,102,340
 Accrued expenses                                                            20,743                50,298
                                                                        -----------           -----------
      Total liabilities                                                     422,124             1,537,575
                                                                        -----------           -----------
       Net assets, at value                                             $19,563,502           $36,479,557
                                                                        -----------           -----------


                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2000 (UNAUDITED)

                                                                             FRANKLIN            FRANKLIN
                                                                         TEMPLETON GLOBAL     TEMPLETON HARD
                                                                           CURRENCY FUND       CURRENCY FUND
Net assets consist of:
 Undistributed net investment income                                        $    254,738       $    966,520
 Net unrealized depreciation                                                  (1,435,431)        (1,749,757)
 Accumulated net realized loss                                                (1,608,797)        (5,459,634)
 Beneficial shares                                                            22,352,992         42,722,428
                                                                            ------------       ------------
Net assets, at value                                                        $ 19,563,502       $ 36,479,557
                                                                            ------------       ------------
CLASS A:
 Net asset value                                                            $ 19,563,502       $ 36,447,513
                                                                            ------------       ------------
 Shares outstanding                                                            1,811,636          4,247,438
                                                                            ------------       ------------
 Net asset value per share                                                  $      10.80       $       8.58
                                                                            ------------       ------------
 Maximum offering price per share (Net asset value per share - 97.75%)      $      11.05       $       8.78
                                                                            ------------       ------------
ADVISOR CLASS:
 Net asset value                                                                               $     32,044
                                                                                               ------------
 Shares outstanding                                                                                   3,731
                                                                                               ------------
 Net asset value and maximum offering price per share                                          $       8.59
                                                                                               ------------



                     See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

                                                                                FRANKLIN         FRANKLIN
                                                                            TEMPLETON GLOBAL   TEMPLETON HARD
                                                                              CURRENCY FUND     CURRENCY FUND
                                                                              -------------     -------------
Investment Income                                                              $   612,172       $ 1,247,320
                                                                               -----------       -----------
Expenses:
 Management fees (Note 3)                                                           74,256           143,200
 Distribution fees - Class A (Note 3)                                               22,587            50,628
 Transfer agent fees (Note 3)                                                       19,500            46,000
 Custodian fees                                                                      1,500             2,200
 Reports to shareholders                                                             2,300             4,000
 Registration and filing fees                                                        9,400            13,500
 Professional fees                                                                   1,900                --
 Trustees' fees and expenses                                                         4,700             6,000
 Other                                                                                 144               493
                                                                               -----------       -----------
      Total expenses                                                               136,287           266,021
                                                                               -----------       -----------
       Net investment income                                                       475,885           981,299
                                                                               -----------       -----------
Realized and unrealized losses:
 Net realized loss from:
  Investments                                                                     (283,050)         (242,320)
  Foreign currency transactions                                                   (980,347)       (3,710,706)
                                                                               -----------       -----------
   Net realized loss                                                            (1,263,397)       (3,953,026)
 Net unrealized depreciation on:
  Investments                                                                     (590,540)         (589,882)
  Translation of assets and liabilities denominated in foreign currencies          (63,869)         (418,952)
                                                                               -----------       -----------
   Net unrealized depreciation                                                    (654,409)       (1,008,834)
                                                                               -----------       -----------
Net realized and unrealized loss                                                (1,917,806)       (4,961,860)
                                                                               -----------       -----------
Net decrease in net assets resulting from operations                           $(1,441,921)      $(3,980,561)
                                                                               -----------       -----------


                       See notes to financial statements.


FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FRANKLIN TEMPLETON                 FRANKLIN TEMPLETON
                                                                      GLOBAL CURRENCY FUND                HARD CURRENCY FUND
                                                                      --------------------                ------------------
                                                             SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                              APRIL 30, 2000       YEAR ENDED      APRIL 30, 2000     YEAR ENDED
                                                                (UNAUDITED)     OCTOBER 31, 1999    (UNAUDITED)     OCTOBER 31, 1999
                                                                -----------     ----------------    -----------     ----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                                        $    475,885       $  1,044,762      $    981,299       $  1,889,456
  Net realized loss from investments and
   foreign currency transactions                                 (1,263,397)          (628,517)       (3,953,026)        (5,891,225)
  Net unrealized depreciation on investments and
   translation of assets and liabilities denominated
   in foreign currencies                                           (654,409)          (418,533)       (1,008,834)          (400,035)
                                                               ------------       ------------      ------------       ------------
      Net decrease in net assets resulting
       from operations                                           (1,441,921)            (2,288)       (3,980,561)        (4,401,804)
Distributions to shareholders from:
 Net investment income:
  Class A                                                          (377,801)          (401,698)         (579,759)                --
  Advisor Class                                                          --                 --              (477)                --
 Tax return of capital:
  Class A                                                                --           (512,429)               --         (1,360,702)
  Advisor Class                                                          --                 --                --            (33,846)
 Beneficial share transactions (Note 2):
  Class A                                                        (5,789,434)        (5,614,253)      (15,445,346)        (6,982,082)
  Advisor Class                                                          --                 --        (3,721,940)           740,853
                                                               ------------       ------------      ------------       ------------
      Net decrease in net assets                                 (7,609,156)        (6,530,668)      (23,728,083)       (12,037,581)
Net assets:
 Beginning of period                                             27,172,658         33,703,326        60,207,640         72,245,221
                                                               ------------       ------------      ------------       ------------
 End of period                                                 $ 19,563,502       $ 27,172,658      $ 36,479,557       $ 60,207,640
                                                               ------------       ------------      ------------       ------------
Undistributed net investment income included in net assets:
  End of period                                                $    254,738       $    156,654      $    966,520       $    565,457
                                                               ------------       ------------      ------------       ------------


                     See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of two funds (the Funds). The Funds and their investment policies are:

Franklin Templeton Global Currency Fund - The Global Currency Fund seeks to maximize total return, through a combination of interest income and currency gains, by investing in interest-earning money market instruments, at least 65% of which will be denominated in three or more major currencies, including the U.S. dollar.

Franklin Templeton Hard Currency Fund - The Hard Currency Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation, and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign securities they will customarily enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.



FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)


1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. FORWARD EXCHANGE CONTRACTS:

The Funds may enter into forward exchange contracts to obtain an investment result that is substantially equal to a direct investment in a foreign currency denominated instrument and to hedge against foreign exchange risks. These contracts are valued daily and the Funds' equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. BENEFICIAL SHARES

The Hard Currency Fund offers two classes of shares: Class A and Advisor Class shares. Effective January 1, 1999, Class I shares was renamed Class A. The shares differ by their initial sales load, distribution fees, voting rights affecting a single class and the exchange privilege of each class. The Global Currency Fund offers one class of shares.

At April 30, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                              FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                                             GLOBAL CURRENCY FUND               HARD CURRENCY FUND
                                                             --------------------               ------------------
                                                            SHARES          AMOUNT            SHARES           AMOUNT
                                                            ------          ------            ------           ------
CLASS A SHARES:
Six months ended April 30, 2000
 Shares sold                                               227,874       $ 2,590,270         1,210,911      $ 10,997,254
 Shares issued on reinvestment of distributions             30,650           344,314            52,801           477,788
 Shares redeemed                                          (766,116)       (8,724,018)       (2,937,113)      (26,920,388
                                                          --------       -----------        ----------      ------------
 Net decrease                                             (507,592)      $(5,789,434)       (1,673,401)     $(15,445,346)
                                                          --------       -----------        ----------      ------------

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                          FRANKLIN TEMPLETON              FRANKLIN TEMPLETON
                                                          GLOBAL CURRENCY FUND            HARD CURRENCY FUND
                                                          --------------------            ------------------
                                                          SHARES        AMOUNT           SHARES        AMOUNT
                                                          ------        ------           ------        ------
CLASS A SHARES (CONT.):
Year ended October 31, 1999
 Shares sold                                             306,502     $  3,656,450      3,830,083    $ 37,015,865
 Shares issued on reinvestment of distributions           69,321          815,970        114,866       1,109,814
 Shares redeemed                                        (851,652)     (10,086,673)    (4,653,269)    (45,107,761)
                                                         -------     ------------      ---------    ------------
 Net decrease                                           (475,829)    $ (5,614,253)      (708,320)   $ (6,982,082)
                                                         -------     ------------      ---------    ------------
ADVISOR CLASS SHARES:
Six months ended April 30, 2000
 Shares issued on reinvestment of distributions                                               25    $        227
 Shares redeemed                                                                        (397,985)     (3,722,167)
                                                                                        --------    ------------
 Net decrease                                                                           (397,960)   $ (3,721,940)
                                                                                        --------    ------------
Year ended October 31, 1999
 Shares sold                                                                           1,079,073    $ 10,696,244
 Shares issued on reinvestment of distributions                                            3,351          31,952
 Shares redeemed                                                                      (1,001,828)     (9,987,343)
                                                                                      ----------      ----------
 Net increase                                                                             80,596    $    740,853
                                                                                      ----------      ----------

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter and transfer agent, respectively.

Global Currency Fund and Hard Currency Fund pay an investment management fee to Advisers of 0.65% per year of the average daily net assets of each Fund. Under a subadvisory agreement, Templeton Investment Counsel, Inc., a wholly owned subsidiary of Franklin Resources, Inc., provides subadvisory services to the Funds and receives from Advisers fees of 0.25% per year based on the aggregate average daily net assets of each Fund.

The Global Currency Fund reimburses Distributors up to 0.45% per year of the Funds average daily net assets for costs incurred in marketing the Funds' shares. The Hard Currency Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets of Class A shares for costs incurred in marketing the Fund's Class A shares.

Distributors received net commissions on sales of Fund shares, and paid commissions to other dealers for the six months ended April 30, 2000 as follows:

                                    FRANKLIN          FRANKLIN
                                    TEMPLETON         TEMPLETON
                                     GLOBAL             HARD
                                  CURRENCY FUND     CURRENCY FUND

      Total commissions received     $1,014           $12,504
      Paid to other dealers          $  894           $11,081


FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)


4. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At April 30, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes were as follows:

                                  FRANKLIN         FRANKLIN
                                  TEMPLETON        TEMPLETON
                                   GLOBAL            HARD
                                CURRENCY FUND     CURRENCY FUND
                                -------------     -------------

Unrealized appreciation          $     1,381       $     2,701
Unrealized depreciation           (1,196,341)         (644,956)
                                 ------------      ------------
Net unrealized depreciation      $(1,194,960)      $  (642,225)
                                 ------------      ------------


Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

At October 31, 1999, the Funds had tax basis capital losses which may be carried over to offset future capital gains as follows:

                                             FRANKLIN         FRANKLIN
                                             TEMPLETON        TEMPLETON
                                               GLOBAL           HARD
                                            CURRENCY FUND   CURRENCY FUND
                                            -------------   -------------

Capital loss carryovers expiring in:
2001                                          $   35,182      $  184,573
2002                                                  --             271
2003                                             173,253         112,254
2004                                              77,143       1,047,201
2005                                              54,060         162,309
2006                                               1,347              --
2007                                               4,415              --
                                              ----------      ----------
                                              $  345,400      $1,506,608
                                              ----------      ----------



5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2000 were as follows:

                FRANKLIN        FRANKLIN
                TEMPLETON       TEMPLETON
                 GLOBAL           HARD
              CURRENCY FUND   CURRENCY FUND
              -------------   -------------

Purchases      $3,168,071      $7,181,594
Sales          $1,234,624      $2,356,919

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)

6. OFF-BALANCE SHEET RISK

The Funds have been parties to financial instruments with off-balance-sheet risk, primarily forward exchange contracts in order to obtain investment results that are substantially equal to direct investments in foreign currency denominated instruments and to minimize the impact on the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Funds' net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of April 30, 2000, the Global Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                       IN       SETTLEMENT    UNREALIZED
                                                                                  EXCHANGE FOR     DATE       GAIN/(LOSS)
                                                                                  ------------     ----       -----------
CONTRACTS TO BUY:
  2,000,000   Canadian Dollars                                                 U.S. $1,355,473    5/17/00    U.S $  (5,037)
 12,000,000   Swedish Krona                                                          1,368,301    5/25/00          (25,437)
107,100,000   Japanese Yen                                                           1,004,879    6/02/00          (15,328)
  4,130,000   European Unit                                                          3,791,237    6/05/00          (17,645)
  1,000,000   British Pounds                                                         1,554,300    6/05/00             (580)
  1,000,000   New Zealand Dollars                                                      486,500    6/06/00             (333)
                                                                                       -------                    --------
                                                                               U.S. $9,560,690                     (64,360)
                                                                                                                  --------
              Net unrealized loss on offsetting forward exchange contracts                                        (190,096)
                                                                                                                  --------
               Unrealized loss on forward exchange contracts                                                      (254,456)
              Net unrealized gain on offsetting forward exchange contracts                                          17,608
                                                                                                                  --------
                    Net unrealized loss on forward exchange contracts                                       U.S. $(236,848)
                                                                                                                  --------

As of April 30, 2000, the Hard Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                     IN            SETTLEMENT      UNREALIZED
                                                                                 EXCHANGE FOR         DATE         GAIN/(LOSS)
                                                                                 ------------         ----         -----------
CONTRACTS TO BUY:
1,018,140,000 Japanese Yen                                                     U.S. $ 9,818,129      5/18/00     U.S. $ (363,887)
   10,500,000 Swiss Franc                                                             6,310,855      5/25/00            (191,492)
    6,910,000 European Unit                                                           6,343,207      6/05/00             (29,522)
    8,800,000 Swiss Franc                                                             5,146,199      6/05/00             (12,619)
                                                                                      ---------                          -------
                                                                               U.S. $27,618,390                         (597,520)
                                                                                      ---------                          -------
              Net unrealized loss on offsetting forward exchange contracts                                              (504,820)
                                                                                                                         -------
                    Net unrealized loss on forward exchange contracts                                           U.S. $(1,102,340)
                                                                                                                         -------

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)


7. CREDIT RISK

The Funds have investments in excess of 10% of their total net assets in the following:

Global Currency Fund - debt securities denominated in the European Monetary
Unit.

Hard Currency Fund - debt securities denominated in the European Monetary
Unit.

Such concentrations may subject the Funds more significantly to economic changes occurring within those countries.